Note 7 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial instruments assets and liabilities [Line Items]
Assets	€ 715,294	€ 662,885	[1]
Liabilities	666,501	614,125
Level 1 Of Fair Value Hierarchy [Member] | Cash, cash balances at central banks and other demand deposits [Member]
Financial instruments assets and liabilities [Line Items]
Assets	81,199	67,581
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments assets and liabilities [Line Items]
Assets	33,653	32,371
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments assets and liabilities [Line Items]
Assets	7,502	3,954
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	6,137	15,925
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	18,856	11,877
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	1,158	615
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments assets and liabilities [Line Items]
Assets	2,758	4,378
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	2,518	4,158
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	0
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	240	220
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	1,000	916
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets		0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	1,000	916
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets		0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	52,030	52,157
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	1,454	1,178
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	50,549	50,952
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	27	27
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	27,965	33,213
Level 1 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments assets and liabilities [Line Items]
Assets	35	63
Liabilities	196	53
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	32,170	26,215
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	7,686	4,755
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	15,654	15,124
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	8,831	6,335
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments assets and liabilities [Line Items]
Liabilities	0	1
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	0	1
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments assets and liabilities [Line Items]
Liabilities	96,255	91,870
Level 2 Of Fair Value Hierarchy [Member] | Cash, cash balances at central banks and other demand deposits [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments assets and liabilities [Line Items]
Assets	83,938	87,736
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments assets and liabilities [Line Items]
Assets	34,498	26,732
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	11,100	13,725
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	38,340	47,279
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments assets and liabilities [Line Items]
Assets	2,882	522
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	2,772	394
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	110	128
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	3	176
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets		0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	3	176
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets		0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	10,740	7,545
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	37	36
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	10,703	7,509
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	19,638	13,033
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments assets and liabilities [Line Items]
Assets	1,823	1,733
Liabilities	2,948	2,573
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	68,582	64,305
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	32,703	26,560
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	4	11
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	35,876	37,733
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments assets and liabilities [Line Items]
Liabilities	8,369	8,243
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	569	809
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	1,537	1,956
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	6,262	5,479
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments assets and liabilities [Line Items]
Liabilities	256,152	243,847
Level 3 Of Fair Value Hierarchy [Member] | Cash, cash balances at central banks and other demand deposits [Member]
Financial instruments assets and liabilities [Line Items]
Assets	309	218
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments assets and liabilities [Line Items]
Assets	3,232	3,386
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments assets and liabilities [Line Items]
Assets	813	247
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	62	37
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	215	189
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	2,142	2,913
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments assets and liabilities [Line Items]
Assets	1,135	1,186
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	1,121	751
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	14	0
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	435
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets		0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets		0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	453	719
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments assets and liabilities [Line Items]
Assets	121	106
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments assets and liabilities [Line Items]
Assets	332	613
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at amortised cost, category [member]
Financial instruments assets and liabilities [Line Items]
Assets	361,721	331,205
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments assets and liabilities [Line Items]
Assets	0	9
Liabilities	36	0
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	1,553	615
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	729	389
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	824	226
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments assets and liabilities [Line Items]
Liabilities	1,510	1,439
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	165	0
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	1,345	1,439
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments assets and liabilities [Line Items]
Liabilities	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Financial instruments assets and liabilities [Line Items]
Liabilities	€ 172,386	€ 153,016

[1]	(*) In the first quarter of 2022 the Group changed the allocation criteria for certain expenses related to global technology projects between the Corporate Center and the business areas, therefore, to ensure that year-on-year comparisons are homogeneous, the figures corresponding to the financial year 2021 have been revised, which has not affected the consolidated financial information of the Group. Also in the first quarter of 2022, an equity team from the Global Markets unit was transferred from Spain to New York, with the corresponding transfer of the costs associated with this reallocation from Spain to Rest of Business.